INCOME TAX EXPENSE Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of major components of tax expense (income) [Line Items]
Income tax expense (recovery)	$ 407	$ 264	$ 581	$ 469
Unadjusted effective income tax rate			34.00%
Effective income tax rate			24.00%
Net translation losses (gains) from exchange differences of the Argentinean peso and CFA franc			$ 36	1
Corporate alternative minimum tax rate			15.00%
United States and Peru [Domain]
Disclosure of major components of tax expense (income) [Line Items]
Dividends withholdings taxes			$ 20
UNITED STATES
Disclosure of major components of tax expense (income) [Line Items]
Dividends withholdings taxes				$ 32